Derivative Instruments and Hedging Activity	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activity

NOTE 7

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITY

The company does not hold any instruments for trading purposes and none of the company’s outstanding derivative instruments contain credit-risk-related contingent features.

Interest Rate Risk Management

The company is exposed to the risk that its earnings and cash flows could be adversely impacted by fluctuations in benchmark interest rates relating to its existing debt obligations or anticipated issuances of debt. The company’s policy is to manage this risk to an acceptable level.

Foreign Currency Risk Management

The company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities, forecasted transactions and net assets denominated in the Euro, Japanese Yen, British Pound, Swiss Franc, Australian Dollar, Turkish Lira, Russian Ruble, Chinese Renminbi, Colombian Peso and Argentine Peso. The company’s policy is to manage this risk to an acceptable level.

In periods prior to the separation, the company participated in Baxter’s foreign currency risk management program through a central shared entity, which entered into derivative contracts to hedge foreign currency risk associated with forecasted transactions for the entire company, including for Baxalta’s operations. Gains and losses on derivative contracts entered into by Baxter were allocated to Baxalta and partially offset gains and losses on underlying foreign currency exposures. The fair values of outstanding derivative instruments were not allocated to Baxalta’s balance sheets. In connection with the separation, the company began entering into foreign currency derivative contracts on its own behalf and has recorded the related fair value on its condensed consolidated balance sheets as of March 31, 2016 and December 31, 2015. The contracts are classified as either short-term or long-term based on the scheduled maturity of the instrument.

Cash Flow Hedges

The company may use options, including collars and purchased options, and forwards to hedge the foreign exchange risk to earnings relating to forecasted transactions and recognized assets and liabilities. The company may use forward-starting interest rate swaps and treasury rate locks to hedge the risk to earnings associated with movements in interest rates relating to anticipated issuances of debt.

For each derivative instrument that is designated and effective as a cash flow hedge, the gain or loss on the derivative is recorded in AOCI and then recognized in earnings consistent with the underlying hedged item. Option premiums or net premiums paid are initially recorded as assets and reclassified to other comprehensive income (OCI) over the life of the option, and then recognized in earnings consistent with the underlying hedged item. Cash flow hedges are classified in net sales, cost of sales, and net interest expense, and primarily relate to forecasted third-party sales denominated in foreign currencies, forecasted intercompany sales denominated in foreign currencies, and anticipated issuances of debt, respectively.

The maximum term over which the company has cash flow hedge contracts in place related to forecasted transactions as of March 31, 2016 was 12 months. The notional amount of foreign exchange contracts totaled $1.1 billion as of March 31, 2016 and $1.2 billion as of December 31, 2015. There were no interest rate contracts designated as cash flow hedges outstanding at March 31, 2016 or December 31, 2015.

In certain instances, the company may discontinue cash flow hedge accounting because the forecasted transactions are no longer probable of occurring. As of March 31, 2016, all forecasted transactions were probable of occurring and no gains or losses were reclassified into earnings.

Fair Value Hedges

The company uses interest rate swaps to convert a portion of its fixed-rate debt into variable-rate debt. These instruments hedge the company’s earnings from changes in the fair value of debt due to fluctuations in the designated benchmark interest rate. For each derivative instrument that is designated and effective as a fair value hedge, the gain or loss on the derivative is recognized immediately to earnings, and offsets the respective loss or gain on the underlying hedged item. Fair value hedges are classified in net interest expense, as they hedge the interest rate risk associated with certain of the company’s fixed-rate debt.

The notional amount of interest rate swaps totaled $1.0 billion at both March 31, 2016 and December 31, 2015.

Undesignated Derivative Instruments

The company uses forward contracts to hedge earnings from the effects of foreign exchange relating to certain of the company’s intercompany and third-party receivables and payables denominated in a foreign currency. These derivative instruments generally are not formally designated as hedges, the terms of these instruments generally do not exceed one month and the change in fair value of these derivatives are reported in earnings.

The notional amount of undesignated derivative instruments totaled $142 million as of March 31, 2016 and $209 million as of December 31, 2015.

Gains and Losses on Derivative Instruments

The following tables summarize the income statement locations and gains and losses on the company’s derivative instruments for the three months ended March 31, 2016 and 2015.

	Gain (loss) recognized in OCI		Income statement location	Gain (loss) reclassified from AOCI into income
(in millions)	2016	2015		2016	2015
Cash flow hedges
Interest rate contracts	$—	$(55)	Net interest expense	$—	$—
Foreign exchange contracts	(1)	—	Net sales	—	—
Foreign exchange contracts	(11)	—	Cost of sales	6	—

Total	$(12)	$(55)		$6	$—

				Gain (loss) recognized in income
(in millions)			Income statement location	2016	2015
Fair value hedges
Interest rate contracts			Net interest expense	$36	$—
Undesignated derivative instruments
Foreign exchange contracts			Other (income) expense, net	$4	$—

For the company’s fair value hedges, a loss of $36 million was recognized in net interest expense during the three month period ending March 31, 2016, as adjustments to the underlying hedged item, fixed-rate debt. Ineffectiveness related to the company’s cash flow and fair value hedges for the three months ended March 31, 2016 and March 31, 2015 was not material.

As of March 31, 2016, $1 million of deferred, net after-tax gains on derivative instruments included in AOCI are expected to be recognized in earnings during the next 12 months, coinciding with when the hedged items are expected to impact earnings. Refer to Note 10 for the balance in AOCI associated with cash flow hedges.

Fair Values of Derivative Instruments

The following table presents the classification and estimated fair value of the company’s derivative instruments as of March 31, 2016:

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Foreign exchange contracts	Prepaid expenses and other current assets	$14	Accrued liabilities	$7
Interest rate contracts	Other long-term assets	41

Total derivative instruments designated as hedges		$55		$7

Undesignated derivative instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$—	Accrued liabilities	$—
Total derivative instruments		$55		$7

The following table presents the classification and estimated fair value of the company’s derivative instruments as of December 31, 2015:
	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Foreign exchange contracts	Prepaid expenses and other current assets	$23	Accrued liabilities	$2
Foreign exchange contracts	Other long-term assets	—	Other long-term liabilities	—
Interest rate contracts	Other long-term assets	4

Total derivative instruments designated as hedges		$27		$2

Undesignated derivative instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$1	Accrued liabilities	$1

Total derivative instruments		$28		$3

While the company’s derivatives are all subject to master netting arrangements, the company presents its assets and liabilities related to derivative instruments on a gross basis within the condensed consolidated balance sheets. Additionally, the company is not required to post collateral for any of its outstanding derivatives. If the company’s derivatives were presented on a net basis, assets of $48 million and $25 million would be reported at March 31, 2016 and December 31, 2015, respectively.

NOTE 9

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITY

The company does not hold any instruments for trading purposes and none of the company’s outstanding derivative instruments contain credit-risk-related contingent features.

Interest Rate Risk Management

The company is exposed to the risk that its earnings and cash flows could be adversely impacted by fluctuations in benchmark interest rates relating to its existing debt obligations or anticipated issuances of debt. The company’s policy is to manage this risk to an acceptable level.

Foreign Currency Risk Management

The company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities, forecasted transactions and net assets denominated in the Euro, Japanese Yen, British Pound, Swiss Franc, Australian Dollar, Turkish Lira, Russian Ruble, Chinese Renminbi, Colombian Peso and Argentine Peso.

In periods prior to the separation, the company participated in Baxter’s foreign currency risk management program through a central shared entity, which entered into derivative contracts to hedge foreign currency risk associated with forecasted transactions for the entire company, including for Baxalta’s operations. Gains and losses on derivative contracts entered into by Baxter were allocated to Baxalta and partially offset gains and losses on underlying foreign currency exposures. The fair value of outstanding derivative instruments were not allocated to Baxalta’s combined balance sheets. In connection with the separation, the company began entering into foreign currency derivative contracts on its own behalf and has recorded the related fair value on its consolidated and combined balance sheet as of December 31, 2015. The contracts are classified as either short-term or long-term based on the scheduled maturity of the instrument.

Cash Flow Hedges

The company may use options, including collars and purchased options, and forwards to hedge the foreign exchange risk to earnings relating to forecasted transactions and recognized assets and liabilities. In December 2014 and during the three months ended March 31, 2015, the company entered into $1.8 billion of forward-starting interest rate swaps to hedge the risk to earnings associated with movements in benchmark interest rates relating to an anticipated issuance of debt. The total notional amount of the forward-starting interest rate swaps was $550 million as of December 31, 2014. During 2015, in conjunction with the debt issuance described in Note 8, the company terminated the swaps, which resulted in a $37 million net gain that was deferred in AOCI and is being amortized as a decrease to net interest expense over the terms of the underlying debt.

For each derivative instrument that is designated and effective as a cash flow hedge, the gain or loss on the derivative is recorded in AOCI and then recognized in earnings consistent with the underlying hedged item. Option premiums or net premiums paid are initially recorded as assets and reclassified to other comprehensive income (OCI) over the life of the option, and then recognized in earnings consistent with the underlying hedged item. Cash flow hedges are classified in net sales, cost of sales, and net interest expense, and primarily relate to forecasted third-party sales denominated in foreign currencies, forecasted intercompany sales denominated in foreign currencies, and anticipated issuances of debt, respectively. The maximum term over which the company has cash flow hedge contracts in place related to forecasted transactions as of December 31, 2015 was 12 months. The notional amount of foreign exchange contracts were $1.2 billion as of December 31, 2015.

In certain instances, the company may discontinue cash flow hedge accounting because the forecasted transactions are no longer probable of occurring. As of December 31, 2015, all forecasted transactions were probable of occurring and no gains or losses were reclassified into earnings.

Fair Value Hedges

The company uses interest rate swaps to convert a portion of its fixed-rate debt into variable-rate debt. These instruments hedge the company’s earnings from changes in the fair value of debt due to fluctuations in the designated benchmark interest rate. For each derivative instrument that is designated and effective as a fair value hedge, the gain or loss on the derivative is recognized immediately to earnings, and offsets the loss or gain on the underlying hedged item. Fair value hedges are classified in net interest expense, as they hedge the interest rate risk associated with certain of the company’s fixed-rate debt.

The total notional amount of interest rate swaps was $1.0 billion as of December 31, 2015. There were no interest rate swaps designated as fair value hedges as of December 31, 2014.

Undesignated Derivative Instruments

The company uses forward contracts to hedge earnings from the effects of foreign exchange relating to certain of the company’s intercompany and third-party receivables and payables denominated in a foreign currency. These derivative instruments generally are not formally designated as hedges, the terms of these instruments generally do not exceed one month, and the change in fair value of these derivatives are reported in earnings.

The total notional amount of undesignated derivative instruments was $209 million as of December 31, 2015.

Gains and Losses on Derivative Instruments

The following tables summarize the income statement locations and gains and losses on the company’s derivative instruments for the years ended December 31, 2015 and 2014.

	Gain (loss) recognized in OCI		Location of gain (loss) in income statement	Gain (loss) reclassified from AOCI into income
(in millions)	2015	2014		2015	2014
Cash flow hedges
Interest rate contracts	$38	$—	Net interest expense	$1	$—
Foreign exchange contracts	—	—	Net sales	—	—
Foreign exchange contracts	19	—	Cost of sales	46	—

Total	$57	$—		$47	$—

	Location of gain (loss) in income statement	Gain (loss) recognized in income
(in millions)		2015	2014
Fair value hedges
Interest rate contracts	Net interest expense	$4	$—
Undesignated derivative instruments
Foreign exchange contracts	Other income, net	$(4)	$—

During 2015, the company assumed pre-tax deferred gains of $43 million related to certain foreign exchange contracts from Baxter, which were recorded in AOCI.

For the company’s fair value hedges, a loss of $4 million was recognized in net interest expense during 2015, as adjustments to the underlying hedged item, fixed-rate debt. Ineffectiveness related to the company’s cash flow and fair value hedges for 2015 was not material.

As of December 31, 2015, $11 million of deferred, net after-tax gains on derivative instruments included in AOCI are expected to be recognized in earnings during the next 12 months, coinciding with when the hedged items are expected to impact earnings. Refer to Note 13 for the balance in AOCI associated with cash flow hedges.

Fair Values of Derivative Instruments

The following table presents the classification and estimated fair value of the company’s derivative instruments as of December 31, 2015:

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Foreign exchange contracts	Other current assets	$23	Accrued liabilities	$2
Foreign exchange contracts	Other long-term assets	—	Other long-term liabilities	—
Interest rate contracts	Other long-term assets	4

Total derivative instruments designated as hedges		$27		$2

Undesignated derivative instruments
Foreign exchange contracts	Other current assets	$1	Accrued liabilities	$1

Total derivative instruments		$28		$3

The following table presents the classification and estimated fair value of the company’s derivative instruments as of December 31, 2014:

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Interest rate contracts	Other current assets	$1	Accrued liabilities	$2

While the company’s derivatives are all subject to master netting arrangements, the company presents its assets and liabilities related to derivative instruments on a gross basis within the consolidated and combined balance sheets. Additionally, the company is not required to post collateral for any of its outstanding derivatives. If the company’s derivatives were presented on a net basis, an asset of $25 million and liability of $1 million would be reported at December 31, 2015 and 2014, respectively.